UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive
         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

      /s/  Jeffrey R. Scharf     Santa Cruz, CA     August 06, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $645,721 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101    27869   321104 SH       SOLE                        0     2670   318434
AMERICAN INTL GROUP INC        COM              026874107    27217   388650 SH       SOLE                        0     3275   385376
AUTOMATIC DATA PROCESSING IN   COM              053015103    24232   499940 SH       SOLE                        0     4315   495625
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      547        5 SH       SOLE                        0        0        5
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    28040     7778 SH       SOLE                        0       67     7711
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     2385   124730 SH       SOLE                        0     1077   123653
CANADIAN NATL RY CO            COM              136375102    31072   610090 SH       SOLE                        0     5324   604766
CARNIVAL CORP                  PAIRED CTF       143658300    25923   531530 SH       SOLE                        0     4455   527075
CHEVRON CORP NEW               COM              166764100    27713   328980 SH       SOLE                        0     2875   326105
CITIGROUP INC                  COM              172967101    24110   470067 SH       SOLE                        0     4100   465967
FISERV INC                     COM              337738108      819    14425 SH       SOLE                        0     1365    13060
GENERAL DYNAMICS CORP          COM              369550108     8638   110436 SH       SOLE                        0      725   109711
GENERAL ELECTRIC CO            COM              369604103    26761   699088 SH       SOLE                        0     5700   693388
GENL AMERN INVS PREF B         Preferred B      368802401     1597    65995 SH       SOLE                        0     1710    64285
GRAINGER W W INC               COM              384802104    33784   363075 SH       SOLE                        0     3100   359975
HONDA MOTOR LTD                AMERN SHS        438128308     8468   233333 SH       SOLE                        0     1125   232208
JOHNSON & JOHNSON              COM              478160104    25271   410109 SH       SOLE                        0     3380   406729
LOWES COS INC                  COM              548661107    26169   852693 SH       SOLE                        0     6805   845888
MCDONALDS CORP                 COM              580135101    24157   475915 SH       SOLE                        0     4235   471680
MEDTRONIC INC                  COM              585055106    24842   479016 SH       SOLE                        0     3895   475121
NABORS INDUSTRIES              COM              629568106    30027   899555 SH       SOLE                        0     7585   891970
NIKE INC                       CL B             654106103    32772   562228 SH       SOLE                        0     4800   557428
NOKIA CORP                     SPONSORED ADR    654902204    31267  1112295 SH       SOLE                        0     9495  1102800
NOVARTIS A G                   SPONSORED ADR    66987V109    20491   365450 SH       SOLE                        0     3145   362305
SAP AKTIENGESELLSCHAFT         SPONSORED ADR    803054204    21291   416895 SH       SOLE                        0     3395   413500
SCHLUMBERGER LTD               COM              806857108    15798   185987 SH       SOLE                        0     1395   184592
SYSCO CORP                     COM              871829107    25869   784139 SH       SOLE                        0     6425   777714
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307    17321   137596 SH       SOLE                        0     1020   136576
WAL MART STORES INC            COM              931142103    25601   532140 SH       SOLE                        0     4530   527610
WALGREEN CO                    COM              931422109    25670   589583 SH       SOLE                        0     4965   584618